Statement of Redeemable Common Shares and Shareholder's Deficit - 3 months ended Jul. 31, 2023 - USD ($)	Total	Accumulated Deficit [Member]	Class B Common Shares [Member]	Class B Common Shares [Member] Redeemable [Member]
Beginning balance (in shares) at Apr. 23, 2023
Beginning balance at Apr. 23, 2023
Beginning balance at Apr. 23, 2023
Class of Stock [Line Items]
Issuance of Redeemable Class B Common Shares (in shares)				10
Issuance of Redeemable Class B Common Shares				$ 7
Net loss	(72,490)	(72,490)
Ending balance (in shares) at Jul. 31, 2023			10	10
Ending balance at Jul. 31, 2023				$ 7
Ending balance at Jul. 31, 2023	$ (72,490)	$ (72,490)